Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	The following is a summary of accrued expenses and other current liabilities as of December 31, 2022 and 2023:
	December 31, 2022	December 31, 2023
	RMB	RMB
Professional service fees	31,899	16,490
Refund liability	6,632	7,703
Accrued expenses	544	789
Payables to third-party financial institutions (i)	-	-
Others	1,813	777
Total	40,888	25,759
(i)	The Group entered into factoring agreements with third-party financial institutions in 2020 whereby the financial institutions would settle the Group’s accounts payable directly after the Group factored its accounts receivable with recourse to these financial institutions. The Group’s consolidated statements of cash flows has reflected an operating cash outflow in changes in “Accrued expenses and other current liabilities” and financing cash inflow related to this affected accounts payable balance in “Cash receipt of the debt proceeds”. A financing cash outflow was reflected upon payment to the financial institutions and settlement of the obligation in “Cash payment of the debt proceeds”. As of December 31, 2021, the Group has fully settled this payables to the financial institutions.